Note 6 - Intangible Assets	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

Note 6. Intangible Assets

Intellectual property consists primarily of the costs associated with acquiring certain technology, patents, patents pending, know-how and related intangible assets with respect to our program for treatment of anxiety. Intellectual property is being amortized on a straight-line basis from the date costs are incurred over the remaining life of the respective patents or patent applications, which is approximately six years at December 31, 2014. As of December 31, 2014 and 2013, intangible assets were as follows:

	December 31,
(in thousands)	2014	2013
Intellectual property	$519	$519

Less accumulated amortization	(418)	(401)

Total intangibles, net	$101	$118

Amortization expense for all intangible assets amounted to $17,000 and $135,000 for the years ended December 31, 2014 and 2013, respectively. Estimated amortization expense for intellectual property for the next five years ending December 31, is as follows:

(In thousands)
Year	Amount
2015	$16
2016	$16
2017	$16
2018	$16
2019	$16

We recorded impairment losses of $0 and $795,000 for the years ended December 31, 2014 and 2013, respectively.